Shareholders’ Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders’ Equity

NOTE 10 -	SHAREHOLDERS’ EQUITY

a.	Common stock confers upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

b.	On January 8, 2021, the Company conducted a public offering of its securities pursuant to which it issued 62,768 shares of its common stock for gross proceeds of $2,008. The net proceeds to the Company from the offering were approximately $1,700, after deducting placement agent’s fees and other estimated offering expenses payable by the Company.

c.	During 2021, a holders of warrants exercised warrants to purchase 135,109 ordinary shares of the Company in exchange for $3,709.

d.	On March 25, 2021, the Company conducted a public offering of its shares of common stock pursuant to which it issued 104,742 shares of its common stock for gross proceeds of $3,300. The net proceeds to the Company from the offering were approximately $2,872, after deducting placement agent’s fees and other estimated offering expenses payable by the Company.

On May 7, 2021, the Company issued an additional 15,192 shares of the Company’s common stock in connection with the full exercise of the underwriter’s overallotment option granted in the Company’s March 2021 public offering. These additional shares were sold to the underwriter at a public offering price of $1.26 per share, resulting in additional net proceeds to the Company, net of the underwriting discount, of approximately $463.

e.	On May 26, 2021, the Company issued 100,000 shares of common stock to Ms. Zigdon in consideration of the Waiver. See note 1(b) above.

f.	On October 28, 2021, the Company sold in a registered direct offering 100,592 shares of its common stock and, in a concurrent private placement, an aggregate of 100,592 unregistered warrants to purchase shares of common stock, at an offering price of $33.8 per share and associated warrant. In addition, on the same day, the Company sold in a private placement 150,889 unregistered shares of common stock and unregistered warrants to purchase up to an aggregate of 113,167 shares of common stock at the same purchase price as in the registered direct offering. The warrants are immediately exercisable and will expire five years from issuance at an exercise price of $31.5 per share, subject to adjustment as set forth therein. The gross proceeds from the offerings were $8,500. The net proceeds to the Company from the offerings were approximately $7,560, after deducting placement agent’s fees and other estimated offering expenses payable by the Company. In connection with the offerings, the Company issued to the placement agent warrants to purchase 17,604 shares on substantially the same terms as the purchasers in the offerings at an exercise price of $42.25 per share and a term expiring on October 26, 2026.

MY SIZE, INC. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data and per share data)

NOTE 10 -	SHAREHOLDERS’ EQUITY (Cont.)

g.	A summary of the warrant activity during the years ended December 31, 2021 and 2020 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years

Outstanding, December 31, 2019	5,772	102.5	3.06
Issued	214,555		-
Expired or exercised	(3,468)		-
Outstanding, December 31, 2020	216,859	36.75	4.26
Issued	206,214
Expired or exercised	(135,109)
Outstanding, December 31, 2021	287,964	31	4.35
Exercisable, December 31, 2021	287,964	31	4.35